Penn Capital Special Situations Small Cap Equity Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Aerospace & Defense - 2.1%
Ducommun, Inc. (a)	6,303	$ 959,443
TAT Technologies Ltd. (a)	29,200	1,264,652
		2,224,095

Air Freight & Logistics - 1.1%
GXO Logistics, Inc. (a)	24,026	1,203,943

Automobile Components - 0.8%
Visteon Corp.	7,498	886,938

Banks - 9.2%
Ameris Bancorp	18,216	1,535,791
Banc of California, Inc.	86,123	1,655,284
Dime Community Bancshares, Inc.	39,669	1,484,414
FB Financial Corp.	27,003	1,422,788
Hancock Whitney Corp.	23,593	1,607,155
Popular, Inc.	6,770	1,005,548
Texas Capital Bancshares, Inc.	12,731	1,266,608
		9,977,588

Biotechnology - 4.9%
Kiniksa Pharmaceuticals International PLC (a)	28,019	1,355,559
Mirum Pharmaceuticals, Inc. (a)	22,757	2,309,836
TG Therapeutics, Inc. (a)	43,361	1,645,116
		5,310,511

Capital Markets - 1.9%
Miami International Holdings, Inc. (a)	21,663	1,023,577
Moelis & Co. - Class A	14,908	1,003,159
		2,026,736

Chemicals - 2.2%
Celanese Corp.	20,914	1,111,161
Chemours Co.	59,142	1,310,587
		2,421,748

Commercial Services & Supplies - 0.5%
Civeo Corp. (a)	14,531	496,234

Communications Equipment - 2.0%
Applied Optoelectronics, Inc. (a)	7,325	1,160,353
Calix, Inc. (a)	26,242	1,043,120
		2,203,473

Construction & Engineering - 4.4%
Centuri Holdings, Inc. (a)	44,786	1,376,721
Legence Corp. - Class A (a)	23,627	1,978,525
Primoris Services Corp.	10,951	1,377,417
		4,732,663

Consumer Finance - 1.0%
EZCORP, Inc. - Class A (a)	33,090	1,033,732

Consumer Staples Distribution & Retail - 1.1%
Chefs' Warehouse, Inc. (a)	16,026	1,226,630

Diversified Telecommunication Services - 1.8%
Lumen Technologies, Inc. (a)	181,115	1,990,454

Electrical Equipment - 0.3%
Electrovaya, Inc. (a)	27,469	321,113

Electronic Equipment, Instruments & Components - 2.5%
Ouster, Inc. (a)	58,925	2,713,496

Energy Equipment & Services - 7.7%
Borr Drilling Ltd. (a)	69,782	349,608
National Energy Services Reunited Corp. (a)	20,466	498,347
Patterson-UTI Energy, Inc.	130,878	1,467,142
Select Water Solutions, Inc.	92,475	1,658,077
Solaris Energy Infrastructure, Inc.	18,111	1,259,439
Transocean Ltd. (a)	251,339	1,555,788
Weatherford International PLC	15,303	1,586,003
		8,374,404

Ground Transportation - 3.8%
Landstar System, Inc.	1,758	363,730
RXO, Inc. (a)	83,689	2,140,765
Werner Enterprises, Inc.	39,277	1,630,388
		4,134,883

Health Care Equipment & Supplies - 1.7%
Alphatec Holdings, Inc. (a)	111,320	862,730
Lantheus Holdings, Inc. (a)	9,319	925,377
		1,788,107

Health Care Providers & Services - 2.0%
Billiontoone, Inc. (a)	11,255	1,114,132
RadNet, Inc. (a)	19,352	1,074,617
		2,188,749

Hotel & Resort REITs - 1.3%
Ryman Hospitality Properties, Inc.	11,847	1,363,945

Hotels, Restaurants & Leisure - 11.3%
Caesars Entertainment, Inc. (a)	59,540	1,729,637
Churchill Downs, Inc.	13,495	1,176,899
First Watch Restaurant Group, Inc. (a)	89,916	1,045,723
Life Time Group Holdings, Inc. (a)	38,498	1,273,514
Lindblad Expeditions Holdings, Inc. (a)	61,280	1,406,376
Penn Entertainment, Inc. (a)	84,888	1,598,441
Pursuit Attractions and Hospitality, Inc. (a)	27,123	1,214,297
Rush Street Interactive, Inc. (a)	52,498	1,330,299
United Parks & Resorts, Inc. (a)	37,371	1,499,698
		12,274,884

IT Services - 0.3%
TSS, Inc. (a)	20,798	342,751

Machinery - 3.7%
CECO Environmental Corp. (a)	17,961	1,342,585
Gates Industrial Corp. PLC (a)	62,844	1,628,917
Terex Corp.	18,419	1,071,617
		4,043,119

Media - 4.2%
EW Scripps Co. - Class A (a)	376,424	1,276,077
Gray Media, Inc.	236,131	946,885
Nexstar Media Group, Inc.	6,090	1,086,639
Stagwell, Inc. (a)	175,167	1,227,921
		4,537,522

Metals & Mining - 3.0%
Constellium SE (a)	58,423	2,001,572
SSR Mining, Inc. (a)	41,479	1,294,974
		3,296,546

Oil, Gas & Consumable Fuels - 3.2%
California Resources Corp.	16,520	979,471
Gulfport Energy Corp. (a)	7,668	1,292,748
Northern Oil & Gas, Inc.	36,315	790,577
Sable Offshore Corp. (a)	30,178	442,108
		3,504,904

Personal Care Products - 0.8%
Herbalife Ltd. (a)	68,413	818,219

Pharmaceuticals - 3.9%
Amneal Pharmaceuticals, Inc. (a)	82,718	1,089,396
ANI Pharmaceuticals, Inc. (a)	16,522	1,297,142
Ligand Pharmaceuticals, Inc. (a)	7,923	1,837,819
		4,224,357

Professional Services - 1.0%
Amentum Holdings, Inc. (a)	47,371	1,100,428

Real Estate Management & Development - 1.4%
Newmark Group, Inc. - Class A	107,275	1,498,632

Semiconductors & Semiconductor Equipment - 6.3%
ACM Research, Inc. - Class A (a)	31,264	2,706,212
Aehr Test Systems (a)	10,451	964,941
Camtek Ltd. (a)	7,492	1,286,076
Wolfspeed, Inc. (a)	31,575	1,871,766
		6,828,995

Software - 3.7%
Agilysys, Inc. (a)	16,418	1,421,142
Opera Ltd. - ADR	46,639	875,881
Zeta Global Holdings Corp. - Class A (a)	73,906	1,691,708
		3,988,731

Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	73,529		1,361,022

Trading Companies & Distributors - 1.9%
DNOW, Inc. (a)	58,614		749,673
Herc Holdings, Inc.	9,596		1,276,268
			2,025,941
TOTAL COMMON STOCKS (Cost $85,917,493)			106,465,493

RIGHTS - 0.0% (b)	Shares		Value
Media - 0.0% (b)
EW Scripps Co., Expires 12/09/2026, Exercise Price $2.19 (a)(c)	222,015		2,220
TOTAL RIGHTS (Cost $210,953)			2,220

TOTAL INVESTMENTS - 98.3% (Cost $86,128,446)			106,467,713
Other Assets in Excess of Liabilities - 1.7%		0.01708	1,850,492
TOTAL NET ASSETS - 100.0%			$ 108,318,205

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,220 or 0.0% of net assets as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Penn Capital Special Situations Small Cap Equity Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 106,465,493	$ –	$ –	$ 106,465,493
Rights	–	–	2,220	2,220
Total Investments	$ 106,465,493	$ –	$ 2,220	$ 106,467,713

Refer to the Schedule of Investments for further disaggregation of investment categories.